INCOME TAXES	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
INCOME TAXES	INCOME TAXES
9.1 – INCOME TAX RECOGNIZED IN PROFIT AND LOSS

	For the year ended December 31,
	2024	2023	2022
Tax expense:
Current tax expense	(72,401)	(74,454)	(44,756)
Global Minimum Tax (note 3.7.1.4)	(6,625)	—	—
Deferred tax gain	37,600	34,943	1,351
TOTAL INCOME TAX EXPENSE	(41,426)	(39,511)	(43,405)

Most of the revenues are generated through subsidiaries located in the U.S. The Company's workforce is mainly located in Latin America and to a lesser extent in India, Europe and the U.S.

The following table provides a reconciliation of the statutory tax rate to the effective tax rate:

	For the year ended December 31,
	2024	2023	2022

Profit before income tax	210,429	198,019	192,884

Tax calculated at the tax rate in each country	(50,726)	(40,240)	(33,108)
Argentine Knowledge Economy Law (note 3.7.1.1)	3,271	2,297	1,358
Non-deductible expenses / non-taxable gains	(5,212)	(1,695)	61
Tax loss carry forward not recognized	(1,360)	(207)	(3,096)
Recognition of previously unrecognized tax losses	2,597	4,993	—
Foreign withholding tax	(11,911)	(5,107)	(2,683)
Exchange difference & Inflation Adjustment	25,484	1,130	(5,937)
Global Minimum Tax	(6,625)	—	—
Other	3,056	(682)	—
INCOME TAX EXPENSE RECOGNIZED IN PROFIT AND LOSS	(41,426)	(39,511)	(43,405)
9.2 – DEFERRED TAX ASSETS AND LIABILITIES

	As of December 31,
	2024	2023
Provision for vacation and bonus	35,337	37,206
Loss carryforward (1)	28,599	9,933
Intercompany trade payables	15,602	15,841
Share-based compensation plan	9,239	14,827
Allowance for doubtful accounts	5,387	4,656
Non deductible interests	1,953	857
Non Deductible Financial Expenses	1,585	—
Contingencies	708	119
Billing in advanced	514	304
Other Assets	52	(191)
Inflation adjustment	44	416
Withholding dividends received	(2,659)	—
Goodwill	(9,736)	(8,894)
Property, equipment, intangibles and leases	(25,636)	(40,502)
Others	7,206	5,107
TOTAL DEFERRED TAX	68,195	39,679

(1)As of December 31, 2024 and 2023, the detail of the loss carryforward is as follows:

	2024		2023
Company	Loss carryforward	Expiration date	Loss carryforward	Expiration date
Globant S.A.	1,915	2038 - 2040	1,099	2038 - 2040
Gut Agency Mexico City S. de R.L. de C.V.	235	2034	—	2034
IAFH GLOBAL S.A.	1,741	2029	—	2029
GUT Agency SRL	—	2028	1,371	2028
BSF S.A.	—	2027	309	2027
Dynaflows S.A.	24	2027	150	2027
Sistemas Globales S.A.	4,491	2026 - 2029	114	2026 - 2029
eWave Holdings Pty Ltd	1	does not expire	—	does not expire
IBS Integ Bus Solutions	—	does not expire	1,606	does not expire
Globant Brasil Cons. Ltda	1,763	does not expire	—	does not expire
Grupo Assa Corp.	—	does not expire	41	does not expire
Augmented Coding US	—	does not expire	558	does not expire
Globant Colombia S.A.S	306	does not expire	—	does not expire
Pentalog France SAS	2,389	does not expire	—	does not expire
Globant Ireland Limited	5	does not expire	—	does not expire
Globant Portugal, Unipessoal Lda	37	does not expire	50	does not expire
Globant España S.A.	3,643	does not expire	328	does not expire
Augmented Coding Spain SA	—	does not expire	910	does not expire
Sports Reinvention Entertainment Group S.L	524	does not expire	1,890	does not expire
LaLiga Content Protection S.L.	293	does not expire	367	does not expire
Codebay Innovation S.L.	100	does not expire	—	does not expire
Common Management Solutions, S.L.	518	does not expire	—	does not expire
Omnia FZ LLC	107	does not expire	—	does not expire
Blankfactor LLC	8,936	does not expire	—	does not expire
Blankfactor Holdings UK Ltd	10	does not expire	—	does not expire
GUT Agency LLC	1,561	does not expire	1,140	does not expire
	28,599		9,933
The Company has an amount of tax losses carried forward of 9,328 and 2,320 which has not been recognized as a Deferred Tax Asset because the relevant recognition criteria has not been met as of December 31, 2024 and 2023.

As of December 31, 2024 and 2023, no deferred tax liability has been recognized on investments in subsidiaries. The Company has concluded it has the ability and intention to control the timing of any distribution from its subsidiaries and it is probable that will be no reversal in the foreseeable future in a way that would result in a charge to taxable profit.

The roll forward of the deferred tax assets/(liabilities) presented in the consolidated financial position is as follows:

2024	Opening Balance	Recognized in profit or loss (*)	Recognized directly in equity	Acquisitions/disposals	Additions from Acquisitions	Closing Balance
Deferred tax assets/(liabilities) in relation to:
Share-based compensation plan	14,827	226	(5,814)	—	—	9,239
Provision for vacation and bonus	37,206	(1,706)	(163)	—	—	35,337
Intercompany trade payables	15,841	(239)	—	—	—	15,602
Property, equipment, intangibles and leases	(40,502)	17,396	—	—	(2,530)	(25,636)
Goodwill	(8,894)	(842)	—	—	—	(9,736)
Allowance for doubtful accounts	4,656	731	—	—	—	5,387
Contingencies	119	589	—	—	—	708
Inflation adjustments	416	(372)	—	—	—	44
Other assets	(191)	243	—	—	—	52
Non Deductible Financial Expenses	—	1,585	—	—	—	1,585
Billing in advanced	304	210	—	—	—	514
Non deductible interests	857	1,096	—	—	—	1,953
Withholding dividends received	—	(2,659)	—	—	—	(2,659)
Others	5,107	796	—	—	1,303	7,206
Subtotal	29,746	17,054	(5,977)	—	(1,227)	39,596
Loss carryforward	9,933	12,667	—	(3,556)	9,555	28,599
TOTAL	39,679	29,721	(5,977)	(3,556)	8,328	68,195

(*) Includes foreign exchange loss of 7,879.

2023	Opening Balance	Recognized in profit or loss (*)	Recognized directly in equity	Acquisitions/disposals	Additions from Acquisitions	Closing Balance
Deferred tax assets/(liabilities) in relation to:
Share-based compensation plan	13,047	9	1,771	—	—	14,827
Provision for vacation and bonus	27,747	8,177	1,144	—	138	37,206
Intercompany trade payables	17,323	(1,482)	—	—	—	15,841
Property, equipment, intangibles and leases	(32,693)	8,957	—	—	(16,766)	(40,502)
Goodwill	(6,100)	(2,794)	—	—	—	(8,894)
Allowance for doubtful accounts	1,937	2,719	—	—	—	4,656
Contingencies	242	(123)	—	—	—	119
Inflation adjustments	722	(306)	—	—	—	416
Other assets	(2,989)	2,798	—	—	—	(191)
Billing in advanced	—	304	—	—	—	304
Non deductible interests	—	857	—	—	—	857
Others	2,148	3,155	—	—	(196)	5,107
Subtotal	21,384	22,271	2,915	—	(16,824)	29,746
Loss carryforward	9,304	330	946	(3,142)	2,495	9,933
TOTAL	30,688	22,601	3,861	(3,142)	(14,329)	39,679

(*) Includes foreign exchange loss of 2,983.